Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Parties
Note 35 - Related Parties

A.          Balance sheet

December 31,	December 31,
2019	2020
NIS millions

Current assets	5	-
Current liabilities	2	1

* Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2020 and 2019, is NIS 17 million par value and NIS 10 million par value, respectively.

B.	Transactions with related and interested parties executed in the ordinary course of business at regular commercial terms:

Year ended December 31,
2018	2019	2020
NIS millions

Income:

Revenues	12	30	7

Expenses:

Cost of revenues and other	13	10	5

In 2020 the Company recorded profits of ILS 23 million that derived from recording revenues from deploying fiber-optics for IBC after offsetting expenses. Such profits were recorded to the other revenues item in profit and loss.

In addition to the transactions below, in 2019 the Company completed the transaction for the sale of the company's independent fiber-optic infrastructure in residential areas, to IBC, for the sum of approximately NIS 181 million. For additional details see Note 32 (G).

In the ordinary course of business, from time to time, the Group purchases, leases, sells and cooperates in the sale of goods and services or otherwise engages in transactions with entities that are members of the DIC/IDB group or other interested or related parties.

The Group has examined said transactions and believes them to be on commercial terms comparable to those that the Group could obtain from/ provide to unaffiliated parties.

C.          Key management personnel compensation

In addition to their salaries, the Group also provides non-cash benefits to executive officers (such as a car, medical insurance, etc.).

The Group has undertaken to indemnify the Group's directors and officers, as well as certain other employees for certain events listed in the indemnifications letters given to them.  The aggregate amount payable to all directors and officers and other employees who may have been or will be given such indemnification letters is limited to the amounts the Group receives from the Group’s insurance policy plus 30% of the Group’s shareholders’ equity as of December 31, 2001 or NIS 486 million, adjusted for changes in the Israeli CPI.

In August 2020, an update was made to the release and indemnity letters granted to directors on behalf of the controlling shareholders and to those to be granted to officers as of such approval date, as follows: (1) it was set forth that the maximum indemnity amount shall not exceed an amount equal to 25% of the Company’s equity according to its last consolidated financial statements before the date of paying the indemnity; and (2) it was set forth that the release shall not apply with respect to a decision or transaction in which a controlling shareholder of the Company or officer of the Company has a personal interest. This without derogating from the rights of directors and shareholders to which letters of release and indemnity were granted before the date of such approval.

Executive officers also participate in the Group’s share option program (see Note 23, regarding Share-Based Payments).

Key management personnel compensation is comprised of:

Year ended December 31,
2018	2019	2020
NIS millions

Short-term employee benefits	4	4	3
Share-based payments	1	-	5

	5	4	8